LEASE OPERATING EXPENSES	6 Months Ended
Jun. 30, 2018
LEASE OPERATING EXPENSES
LEASE OPERATING EXPENSES

NOTE 4 — LEASE OPERATING EXPENSES

	2018	2017
Six months ended 30 June	US$’000	US$’000
Lease operating expense	(12,826)	(7,535)
Workover expense	(2,517)	(2,904)
Hydrocarbon gathering, handling and other transportation expenses	(840)	—
Total lease operating and workover expenses	(16,183)	(10,439)